Segment Information (Schedule of Net Sales by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 85,980	$ 64,886	$ 65,368
Total net sales	85,980	64,886	65,368
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	10,460	7,861	11,228
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	34,448	24,905	27,097
UNITED KINGDOM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	6,736	3,259	4,852
HONG KONG [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	11,593	8,138	6,188
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	13,421	9,564	9,827
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	5,503	4,680	2,681
Segments Geographical Location Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 3,819	$ 6,479	$ 3,495